Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
3. Intangible Assets

Intangible assets consist of the following:

	December 31,	December 31,
	2013	2012

Patents	$208,943	$208,943
Less: Accumulated amortization	96,653	79,985

Intangible assets, net	$112,290	$128,958

Amortization expense was approximately $16,700, $16,700 and $100,100 for the years ended December 31, 2013 and 2012 and for the period from inception to December 31, 2013, respectively.